VIRTUS NEWFLEET TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.1%
Alabama—1.1%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 926
Arizona—4.5%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,075
5.000%, 7/1/37	360	387
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	540
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	596
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue, 5.000%, 8/1/25	1,000	1,024
		3,622

Arkansas—0.7%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	548
California—2.8%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.500%, 6/1/23	225	228
4.500%, 6/1/24	150	153
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	273
California State Municipal Finance Authority, Community Medical Centers, (Pre-Refunded 2/1/25 @ 100) 5.000%, 2/1/27	400	428
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	596
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	408
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	187
		2,273

Colorado—6.5%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	424
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	970	1,001
6.250%, 11/15/28	2,250	2,508
	Par Value	Value

Colorado—continued
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	$1,195	$ 1,305
		5,238

Connecticut—3.2%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	330	312
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	706
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	205
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	822
Special Tax Revenue, 3.125%, 5/1/40	610	519
		2,564

District of Columbia—5.8%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	4,030	4,723
Florida—13.7%
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,083
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	325
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	238
Florida, State of, General Obligation, 5.000%, 7/1/31	3,000	3,385
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	334
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	42
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	209
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,795
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,117
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	813
See Notes to Schedule of Investments

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Florida—continued
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	$ 500	$ 514
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	250	282
		11,137

Georgia—0.7%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	581
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	250
Illinois—12.8%
Chicago, City of,
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	505
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	523
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	542
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	383
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,126
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	500	371
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,074
Illinois, State of, General Obligation,
5.000%, 2/1/26	1,490	1,537
5.000%, 2/1/27	1,250	1,342
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	884
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	484
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,628
		10,399

Indiana—2.2%
Indiana Finance Authority, Parkview Health System, 5.000%, 11/1/43	1,700	1,792
Maine—3.0%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,022
5.000%, 7/1/29	580	591
	Par Value	Value

Maine—continued
5.000%, 7/1/30	$ 770	$ 783
		2,396

Maryland—2.5%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	170
1.950%, 9/1/41	500	355
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	842
5.000%, 5/15/42	600	631
		1,998

Massachusetts—1.1%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	380
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	534
		914

Michigan—1.3%
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	537
4.000%, 10/15/36	500	513
		1,050

Mississippi—1.2%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,005
New Jersey—1.9%
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	241
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	245	258
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	266
5.000%, 6/1/32	250	265
5.000%, 6/1/33	250	264
5.000%, 6/1/34	250	264
		1,558

New York—2.8%
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	189
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	750	529
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	219
(AGM Insured) 3.000%, 1/1/37	100	86

See Notes to Schedule of Investments

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

New York—continued
(AGM Insured) 3.000%, 1/1/46	$ 750	$ 578
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	160
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	311
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	198
		2,270

Ohio—2.6%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	455
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,260
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	431
		2,146

Oregon—2.8%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	240	245
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,183
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	875
		2,303

Pennsylvania—3.9%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	259
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	272
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,306
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	325
		3,162

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	309
Tennessee—2.6%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,041
	Par Value	Value

Tennessee—continued
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	$1,000	$ 1,095
		2,136

Texas—14.1%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, 4.000%, 1/1/38	750	728
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,070
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,091
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,481
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,075	1,150
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 1.897%, 9/15/27(2)	2,160	2,106
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,174
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	620
		11,420

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	313
Virginia—0.2%
Virginia College Building Authority, Marymount University Revenue, 144A 5.000%, 7/1/22(3)	195	195
West Virginia—0.4%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	308
Wisconsin—1.6%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,048

See Notes to Schedule of Investments

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

	Wisconsin—continued
Waste Management, Inc. Revenue, 2.875%, 5/1/27	$ 250	$ 240
		1,288

	Total Municipal Bonds (Identified Cost $79,561)	78,824

	Total Long-Term Investments—97.1% (Identified Cost $79,561)	78,824

	TOTAL INVESTMENTS—97.1% (Identified Cost $79,561)	$78,824
	Other assets and liabilities, net—2.9%	2,379
	NET ASSETS—100.0%	$81,203

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
Footnote Legend:
(1)	At June 30, 2022, 18.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $506 or 0.6% of net assets.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$78,824	$78,824
Total Investments	$78,824	$78,824
There were no securities valued using  quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Newfleet Asset Management, LLC (“Newfleet”) merged with and into Seix Investment Advisors, LLC (“Seix”), and the surviving entity was renamed Virtus Fixed Income Advisors, LLC (“VFIA”). The portfolio management team that previously represented Newfleet in managing the Fund now operate within the Seix Investment Advisors division of VFIA. As a result of the decision for the portfolio management team of the Fund to operate out of the Seix Investment Advisors division of VFIA, the Fund’s name was changed on July 1,2022, to “Virtus Seix Tax-Exempt Bond Fund”.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.